Rule 497(e)
                                                       Registration No. 33-8982
                             THE VICTORY PORTFOLIOS

                       Supplement Dated September 1, 1997
    to the Statement of Additional Information ("SAI") Dated March 1, 1997,
                          As Supplemented June 30, 1997

                            The Victory Balanced Fund
                       The Victory Diversified Stock Fund
                       The Victory Financial Reserves Fund
                           The Victory Fund For Income
                      The Victory Government Mortgage Fund
                             The Victory Growth Fund
                   The Victory Institutional Money Market Fund
                      The Victory Intermediate Income Fund
                      The Victory International Growth Fund
                    The Victory Investment Quality Bond Fund
                           The Victory Lakefront Fund
                      The Victory Limited Term Income Fund
                    The Victory National Municipal Bond Fund
                       The Victory New York Tax-Free Fund
                      The Victory Ohio Municipal Bond Fund
                  The Victory Ohio Municipal Money Market Fund
                      The Victory Ohio Regional Stock Fund
                       The Victory Prime Obligations Fund
                     The Victory Real Estate Investment Fund
                         The Victory Special Growth Fund
                         The Victory Special Value Fund
                          The Victory Stock Index Fund
                     The Victory Tax-Free Money Market Fund
                  The Victory U.S. Government Obligations Fund
                             The Victory Value Fund


The SAI of the above Funds is supplemented as follows:

1. On page 23 under The Victory U.S. Government Obligations Fund, add the following bullet points:

The U.S. Government  Obligations Fund can invest in:

    o  Securities Lending Transactions
    o  Ssecurities of Other Investment Companies.

2. The information under "Non-Fundamental Restrictions" in the first paragraph of Item 3 on page 34 is replaced with the following:

3.   OTHER INVESTMENT COMPANIES

The Funds may:

Invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Securities and Exchange Commission (the "SEC"), the Funds may invest in the other money market funds of the Victory Portfolios. Each Fund will waive the portion of its fee attributable to the assets of each Fund invested in such money market funds to the extent required by the laws of any jurisdiction in which shares of the Funds are registered for sale."

3. The following information replaces the information under "Securities Lending Transactions" on page 55:


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"SECURITIES  LENDING. The Funds may from time to time lend securities from their portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities. The Funds will limit their securities lending to 33 1/3% of total assets.

Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent pursuant to a Securities Lending Agency Agreement (the "Lending Agreement") for all of the Funds except the tax-exempt funds..

Under the guidelines established by the Board of Trustees (which may be changed from time to time), Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Fund will not lend portfolio securities in excess of the amounts specified in its prospectus. The Funds will not lend their portfolio securities to any officer, director, trustee, employee, or affiliate of the Funds, the KeyFunds, KAM, or the Distributor.

A Fund must initially receive a minimum of 102% collateral, in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. Each Fund remains the owner of the securities during the term of the loan.

When portfolio securities are the subject of a loan, the borrower will pay a Fund any dividends or interest paid on the loaned securities plus any interest negotiated between the borrower and the seller. Key Trust, on behalf of the Funds may terminate a particular loan at any time. While the Funds will not have the right to vote securities on loan, the Adviser intends to direct Key Trust to terminate the loan and regain the right to vote if the issue to be voted on is considered important with respect to the investment. Each Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which KAM has determined are creditworthy under the guidelines established by the Trustees, and when, in KAM's judgment, the potential returns justify the attendant risks.

For the services provided under the Lending Agreement, Key Trust receives a transaction-based fee. The Victory Portfolios (with the exception of the tax-exempt funds), Key Trust and certain affiliates have applied to the SEC for an order that would exempt them from various provisions of the Investment Company Act of 1940 that, among other things, would enable Key Trust to: (a) receive compensation based on a percentage of the income earned on the investment of the collateral received for each loan; and (b) invest the collateral in a joint account for the administrative convenience and economic benefit of the Funds and other affiliated investment companies."

4. Replace the last sentence in the last paragraph on page 82 under "Valuation of Portfolio Securities for the Money Market Funds" with the following sentence:

"The New York Stock Exchange will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas."

5. Effective October 1, 1997, the following information replaces the first and second paragraphs under "Administrator" on page 119:

"BISYS serves as administrator (the "Administrator") to the Funds. The Administrator assists in supervising all operations of the Funds (other than those performed by the Adviser, or a Sub-Adviser, under the Investment Advisory Agreement or Investment Sub-Advisory Agreement). BISYS receives a fee from the Funds for its services as Administrator and is reimbursed by the Funds for certain expenses which are incurred by performing the duties outlined in the Administration Agreement. The fee is calculated daily, and paid monthly, at the following annual rate based on each Fund's average daily net assets:

      .15% For portfolio  assets of $300 million and less
      .12% For portfolio assets for the next $300 million through $600 million .10% For portfolio assets greater than $600 million.

BISYS may periodically waive all or a portion of its fee as Administrator in order to increase the net income of the Funds.

Under the Administration Agreement, the Administrator may delegate a portion of its responsibilities to a sub-administrator. Key Asset Management Inc., the Sub-Administrator to the Funds, performs some of the duties of the Administrator. Key Asset Management Inc. receives a fee from BISYS for its services as Sub-Administrator and is reimbursed for expenses incurred by carrying  out  the  duties  of the  Sub-Administration  Agreement.  This  fee is calculated daily, and paid monthly, at an annual rate of up to five one-hundredths of one percent (.05%) of each Fund's average daily net assets."



Please insert this Supplement in the front of your Statement of Additional Information. Investors wishing to obtain more information should call the Funds at 800-KEY-FUND(R).



                                   VF-SAI-SUP2